T. ROWE PRICE Retirement I 2025 Fund-I Class
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 33.7%
T. Rowe Price Funds:
New Income Fund  893,976 100,424 12,173 101,104,227 994,866
Limited Duration Inflation
Focused Bond Fund  504,254 27,510 29,490 92,938,320 509,302
International Bond Fund (USD
Hedged)  307,395 24,382 4,290 32,243,419 328,883
Dynamic Global Bond Fund  223,589 23,248 2,970 24,127,054 236,928
Emerging Markets Bond Fund  203,456 19,534 4,384 19,286,660 220,639
High Yield Fund  191,155 14,306 3,859 30,244,545 203,243
U.S. Treasury Long-Term Index
Fund  135,032 13,071 2,331 13,172,685 155,569
Floating Rate Fund  110,429 12,985 1,483 12,742,355 121,690
Total Bond Mutual Funds (Cost $2,716,030) 2,771,120
EQUITY MUTUAL FUNDS 64.4%
T. Rowe Price Funds:
Equity Index 500 Fund  966,660 43,895 36,717 8,708,340 1,042,301
Value Fund  824,829 38,985 25,883 16,931,843 872,159
Growth Stock Fund (2) 752,756 27,148 14,932 7,251,221 855,209
International Value Equity Fund  422,952 19,798 18,098 25,988,038 419,187
Overseas Stock Fund  412,531 16,965 13,992 30,663,050 414,564
International Stock Fund  386,043 17,024 34,340 16,162,251 367,691
Mid-Cap Growth Fund  191,828 1,221 3,486 1,558,331 203,300
Mid-Cap Value Fund  233,578 7,126 31,925 5,605,107 195,114
Emerging Markets Stock Fund  203,723 9,422 15,236 3,459,655 186,683
Small-Cap Stock Fund  145,758 3,179 3,662 2,031,039 151,536
Small-Cap Value Fund  143,375 5,566 2,793 2,335,600 149,946
Real Assets Fund  140,048 6,430 2,310 9,725,201 144,322
New Horizons Fund (2) 106,366 658 1,615 1,241,721 121,254
Emerging Markets Discovery
Stock Fund  78,490 26,454 886 6,342,262 102,301
U.S. Large-Cap Core Fund  55,065 3,288 1,183 1,640,453 61,090
Total Equity Mutual Funds (Cost $3,645,642) 5,286,657
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund (2) 780 22,000 21,997 8,085 784
Total Other Mutual Funds (Cost $784) 784

T. ROWE PRICE Retirement I 2025 Fund-I Class

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 76,931 181,609 111,090 147,449,607 147,450
Total Short-Term Investments (Cost $147,450) 147,450
Total Investments in Securities 99.9%
(Cost $6,509,906) $ 8,206,011
Other Assets Less Liabilities 0.1% 7,416
Net Assets 100.0% $ 8,213,427
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2025 Fund-I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 360 MSCI EAFE Index contracts 9/21 (42,327) $ 256
Short, 491 Russell 2000 E-Mini Index contracts 9/21 (55,758) 1,177
Short, 410 S&P 500 E-Mini Index contracts 9/21 (92,670) (5,997)
Net payments (receipts) of variation margin to date 4,587
Variation margin receivable (payable) on open futures contracts $ 23

T. ROWE PRICE Retirement I 2025 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 167 $ (6,939) $ 2,075
Emerging Markets Bond Fund  (144) 2,033 2,823
Emerging Markets Discovery Stock Fund  246 (1,757) —
Emerging Markets Stock Fund  812 (11,226) —
Equity Index 500 Fund  4,305 68,463 3,405
Floating Rate Fund  3 (241) 1,328
Growth Stock Fund  3,607 90,237 —
High Yield Fund  113 1,641 2,741
International Bond Fund (USD Hedged)  165 1,396 1,616
International Stock Fund  2,663 (1,036) —
International Value Equity Fund  994 (5,465) —
Limited Duration Inflation Focused Bond Fund  630 7,028 —
Mid-Cap Growth Fund  1,270 13,737 —
Mid-Cap Value Fund  5,045 (13,665) —
New Horizons Fund  937 15,845 —
New Income Fund  530 12,639 4,663
Overseas Stock Fund  1,116 (940) —
Real Assets Fund  337 154 —
Small-Cap Stock Fund  529 6,261 —
Small-Cap Value Fund  418 3,798 —
Transition Fund  3 1 —
U.S. Large-Cap Core Fund  242 3,920 —
U.S. Treasury Long-Term Index Fund  (113) 9,797 739
Value Fund  2,924 34,228 —
U.S. Treasury Money Fund, 0.06% — — 20
Totals $ 26,799# $ 229,909 $ 19,410+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $19,410 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2025 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2025 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2025 Fund-I Class

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R413-054Q1 08/21